           As filed with the Securities and Exchange Commission on March 2, 1999
                                                       Registration No. 33-79112


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 10

     THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                         formerly, FNAL Variable Account
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK formerly, First North America Life Assurance Company
                               (Name of Depositor)


                             Corporate Center at Rye
                     555 Theodore Fremd Avenue, Suite C-209
                            Rye, New York 10580-9966
              (Address of Depositor's Principal Executive Offices)
                                 (914) 921-1020
               (Depositor's Telephone Number Including Area Code)



            A. Scott Logan
   The Manufacturers Life Insurance                          Copy to:
         Company of New York                          J. Sumner Jones, Esq.
       Corporate Center at Rye                        Jones & Blouch, L.L.P.
      555 Theodore Fremd Avenue                   1025 Thomas Jefferson St. N.W.
             Suite C-209                                  Suite 405 West
         Rye, New York 10580                       Washington, D.C. 20007-0805
(Name and Address of Agent for Service)




It is proposed that this filing will become effective:


___      immediately upon filing pursuant to paragraph (b) of Rule 485

___      on [date] pursuant to paragraph (b) of Rule 485

___      60 days after filing pursuant to paragraph (a)(1) of Rule 485

_X_      on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___ this post-effective amendment designated a new effective date for a previously filed post-effective amendment.

The Prospectus contained in this registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 33-46217.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item       Caption in Prospectus
Part A

1.             Cover Page

2.             Special Terms

3.             Summary

4.             Performance Data; Financial Statements


5.             General Information about Us, The Variable Account and The Trust

6.             Charges and Deductions; Withdrawal Charges; Administration Fees;
               Mortality and Expense Risk Charge; Taxes; Appendix C - Examples of Calculation of Withdrawal Charge

7.             Accumulation Period Provisions; Our Approval; Purchase Payments;
               Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Special Transfer Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal Services - Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership; Beneficiary; Modification;

8.             Pay-out Period Provisions; General; Annuity Options;
               Determination of Amount of the First Variable Annuity Payments; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers During Pay-out Period

9.             Accumulation Provisions; Death Benefit Before Maturity Date;
               Annuity Provisions; Death Benefit After Maturity Date

10. Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts

11. Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Right to Review Contract

12. Federal Tax Matters; Introduction; Our Tax Status; Taxation of Annuities in General; Qualified Retirement Plans


13.            Legal Proceedings


14.            Statement of Additional Information - Table of Contents



Part B---Caption in Statement of Additional Information

15.            Cover Page

16.            Table of Contents

17.            General History and Information.


18.            Services-Accountants; Services-Servicing Agent


19.            Not Applicable

20.            Principal Underwriter

21.            Performance Data

22.            Not Applicable

23.            Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

                             ANNUITY SERVICE OFFICE
                             Corporate Center at Rye
                     555 Theodore Fremd Avenue, Suite C-209
                            Rye, New York 10580-9966

                     ANNUITY SERVICE OFFICE MAILING ADDRESS
                                  P.O. Box 9013
                              Boston, MA 02205-9013


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


         This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

- Contract values and annuity benefit payments are based upon forty-three investment options. Thirty-eight options are variable and six are fixed account options.

- The variable portion of contract values and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Your contract values may be allocated to, and transferred among, one or more of those sub-accounts.

- Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). We will provide you a prospectus for the Trust with this Prospectus.

- SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

- Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

- Special terms appear in bold and are explained when first used in this Prospectus and also are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                      The date of this Prospectus is , 1999
Ven 24/9

(Back Cover Page)

- ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History...............................        3
Performance Data..............................................        3
State Premium Taxes...........................................        15
Service
    Independent Auditors......................................        15
    Servicing Agent...........................................        15
    Principal Underwriter.....................................        16
Voting Interest...............................................        16
Cancellation of Contract......................................        16
Appendix A - State Premium Taxes..............................        17
Financial Statements..........................................        18

                                TABLE OF CONTENTS
SUMMARY...................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE
  TRUST ..................................................   10
     The Manufacturers Life Insurance Company
     of New York .........................................   10
     The Variable Account ................................   11
     The Trust............................................   11
DESCRIPTION OF THE CONTRACT ..............................   17
   ACCUMULATION PERIOD PROVISIONS ........................   17
     Purchase Payments ...................................   17
     Accumulation Units ..................................   17
     Value of Accumulation Units .........................   18
     Net Investment Factor ...............................   18
     Transfers Among Investment Options ..................   18
     Maximum Number of Investment Options.................   19
     Special Transfer Services - Dollar Cost Averaging....   19
     Asset Rebalancing Program............................   19
     Withdrawals..........................................   20
     Special Withdrawal Services - the Income Plan .......   21
     Loans................................................   21
     Death Benefit During Accumulation Period.............   22
   PAY-OUT PERIOD PROVISIONS .............................   24
     General .............................................   24
     Annuity Options .....................................   25
     Determination of Amount of the First Variable
     Annuity Payment......................................   26
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ..............   26
     Transfers During Pay-out Period .....................   27
     Death Benefit During Pay-out Period..................   27
   OTHER CONTRACT PROVISIONS .............................   27
     Right to Review Contract.............................   27
     Ownership ...........................................   28
     Annuitant ...........................................   28
     Change of Maturity Date..............................   29
     Beneficiary .........................................   29
     Modification ........................................   29
     Our Approval ........................................   29
     Misstatement and Proof of Age, Sex or Survival.......   29
   FIXED ACCOUNT INVESTMENT OPTIONS.......................   29
CHARGES AND DEDUCTIONS ...................................   33
     Withdrawal Charges ..................................   33
     Administration Fees..................................   34
     Mortality and Expense Risk Charge ...................   35
     Taxes ...............................................   35
FEDERAL TAX MATTERS ......................................   35
   INTRODUCTION ..........................................   35
   OUR TAX STATUS ........................................   36
   TAXATION OF ANNUITIES IN GENERAL ......................   36
     Tax Deferral During Accumulation Period .............   36
     Taxation of Partial and Full Withdrawals ............   38
     Taxation of Annuity Benefit Payments ................   38
     Taxation of Death Benefit Proceeds ..................   39
     Penalty Tax on Premature Distributions ..............   39
     Aggregation of Contracts ............................   40
   QUALIFIED RETIREMENT PLANS ............................   40
     Direct Rollovers ....................................   41
   FEDERAL INCOME TAX WITHHOLDING.........................   42
GENERAL MATTERS...........................................   42
     Performance Data.....................................   42
     Asset Allocation and Timing Services.................   43
     Distribution of Contracts ...........................   43
     Contract Owner Inquiries.............................   43
     Confirmation Statements..............................   43
     Legal Proceedings ...................................   43
     Year 2000 Issues.....................................   44
APPENDIX A: SPECIAL TERMS.................................  A-1
APPENDIX B: EXAMPLES OF CALCULATION OF
   WITHDRAWAL CHARGE......................................  B-1
APPENDIX C: PRIOR CONTRACTS...............................  C-1
APPENDIX D: QUALIFIED PLAN TYPES..........................  D-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then, later, we make one or more annuity benefit payments to you (the "PAY-OUT period"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PRIOR CONTRACTS. We have a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract" or "Ven 9 contracts"), which were sold during the period from August, 1994 until May 1, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 9 contracts. The principal differences between the contract offered by this Prospectus and the prior contract relate to the fixed investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by us, and the death benefit provisions. See Appendix C.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment may be as little as $30, but a minimum of $300 must be paid during the first contract year. Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract, are less than $2,000.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, thirty-eight Variable Account investment options and six fixed account investment options are available under the contract. Each of the thirty-eight Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust. A full description of each Trust portfolio is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. You may also transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one-year holding period (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may not transfer your allocations from Variable Account options to fixed account options or from fixed account options to Variable Account options.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any UNPAID LOANS (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected calls for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus your prior withdrawals. A penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolio of the Trust. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page . The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (as percentage of purchase payments)

  NUMBER OF COMPLETE YEARS
PURCHASE PAYMENT IN CONTRACT                     WITHDRAWAL CHARGE PERCENTAGE

             0                                                    6%
             1                                                    6%
             2                                                    5%
             3                                                    5%
             4                                                    4%
             5                                                    3%
             6                                                    2%
             7                                                    0%

See Appendix C for a discussion of the withdrawal charges under Ven 9 contracts.

ANNUAL CONTRACT FEE.....................................................................    $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.........................................................    1.25%
Administration fee - asset based........................................................    0.15%
Total Separate Account Annual Expenses..................................................    1.40%

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)
                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)***         ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets........       0.850%                0.360%                     1.210%
Science & Technology................       1.100%                0.110%                     1.210%
International Small Cap.............       1.100%                0.150%                     1.250%
Aggressive Growth...................       1.000%+               0.090%                     1.090%
Emerging Small Company..............       1.050%                0.050%                     1.100%
Small Company Blend.................       1.050%                0.150%*                    1.200%
Mid Cap Growth......................       0.950%+               0.040%                     0.990%
Mid Cap Stock.......................       0.925%                0.000%*                    0.925%
Overseas............................       0.950%                0.210%                     1.160%
International Stock.................       1.050%                0.200%                     1.250%
International Value.................       1.000%                0.300%*                    1.300%
Mid Cap Blend.......................       0.850%+               0.050%                     0.900%
Small Company Value.................       1.050%                0.180%                     1.230%
Global Equity.......................       0.900%                0.110%                     1.010%
Growth..............................       0.850%                0.050%                     0.900%
Large Cap Growth....................       0.875%+               0.130%                     1.005%
Quantitative Equity.................       0.700%                0.060%                     0.760%

                                                              OTHER EXPENSES
                                           MANAGEMENT          (AFTER EXPENSE             TOTAL TRUST
TRUST PORTFOLIO                               FEES            REIMBURSEMENT)***         ANNUAL EXPENSES
--------------------------------------------------------------------------------------------------------
Blue Chip Growth....................       0.875%+               0.045%                     0.920%
Real Estate Securities..............       0.700%                0.060%                     0.760%
Value...............................       0.800%                0.050%                     0.850%
Growth and Income...................       0.750%                0.040%                     0.790%
U.S. Large Cap Value................       0.875%                0.100%*                    0.975%
Equity-Income.......................       0.875%+               0.050%                     0.925%
Income & Value......................       0.800%                0.090%                     0.890%
Balanced............................       0.800%                0.070%                     0.870%
High Yield..........................       0.775%                0.065%                     0.840%
Strategic Bond......................       0.775%                0.075%                     0.850%
Global Bond.........................       0.800%                0.110%                     0.910%
Total Return........................       0.775%                0.100%*                    0.875%
Investment Quality Bond.............       0.650%                0.070%                     0.720%
Diversified Bond....................       0.750%                0.140%                     0.890%
U.S. Government Securities..........       0.650%                0.070%                     0.720%
Money Market........................       0.500%                0.120%                     0.620%
Lifestyle Aggressive 1000#..........            0%               1.110%**                   1.110%
Lifestyle Growth 820#...............            0%               1.000%**                   1.000%
Lifestyle Balanced 640#.............            0%               0.920%**                   0.920%
Lifestyle Moderate 460#.............            0%               0.830%**                   0.830%
Lifestyle Conservative 280#.........            0%               0.720%**                   0.720%

+Management Fees for these portfolios changed effective May 1, 1999. Prior to May 1, 1999, management fees were as follows:

                           Aggressive Growth Trust            1.050%
                           Mid Cap Growth Trust               1.000%
                           Mid Cap Blend Trust                0.750%
                           Large Cap Growth Trust             0.750%
                           Blue Chip Growth Trust             0.925%
                           Equity Income Trust                0.800%
                           Income & Value Trust               0.750%

*Based on estimates of payments to be made during the current fiscal year.

** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                          MANAGEMENT               OTHER               TOTAL TRUST
TRUST PORTFOLIO                              FEES                 EXPENSES           ANNUAL EXPENSES

Lifestyle Aggressive 1000...........            0%               1.130%                1.130%
Lifestyle Growth 820................            0%               1.020%                1.020%
Lifestyle Balanced 640..............            0%               0.940%                0.940%

                                          MANAGEMENT               OTHER               TOTAL TRUST
TRUST PORTFOLIO                              FEES                 EXPENSES           ANNUAL EXPENSES
Lifestyle Moderate 460..............            0%               0.850%                0.850%
Lifestyle Conservative 280..........            0%               0.750%                0.750%

# Each Lifestyle Trust will bear its own pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, MSS is currently paying those expenses as described in footnote (**) above.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:

PORTFOLIO                               1 YEAR       3 YEARS      5 YEARS+      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............  $82           $132         $171         $181         $300
Science & Technology....................   82            132          171          181          300
International Small Cap.................   83            133          173          183          304
Aggressive Growth......................    81            128          166          176          289
Emerging Small Company.................    81            128          166          176          290
Small Company Blend*...................    82            131
Mid Cap Growth.........................    80            125          161          171          279
Mid Cap Stock*.........................    80            123
Overseas...............................    82            130          169          179          295
International Stock....................    83            133          173          183          304
International Value*...................    83            134
Mid Cap Blend..........................    79            123          156          166          270
Small Company Value....................    83            132          172          182          302
Global Equity..........................    81            126          162          172          281
Growth.................................    79            123          156          166          270
Large Cap Growth.......................    80            126          161          171          280
Quantitative Equity....................    78            119          149          159          255
Blue Chip Growth.......................    80            123          157          167          272
Real Estate Securities.................    78            119          149          159          255
Value..................................    79            121          154          164          265
Growth and Income.......................   78            120          150          160          258
U.S. Large Cap Value*...................   80            125
Equity-Income...........................   80            123          157          167          272
Income & Value..........................   79            122          156          166          269
Balanced................................   79            122          155          165          267
High Yield..............................   79            121          153          163          264
Strategic Bond..........................   79            121          154          164          265
Global Bond.............................   80            123          157          167          271
Total Return*...........................   79            122
Investment Quality Bond.................   78            118          147          157          251
Diversified Bond........................   79            122          156          166          269
U.S. Government Securities..............   78            118          147          157          251
Money Market............................   77            115          142          152          241
Lifestyle Aggressive 1000...............   81            129          167          177          290

PORTFOLIO                               1 YEAR       3 YEARS      5 YEARS+      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820....................   80            126          161          171          280
Lifestyle Balanced 640..................   80            123          157          167          272
Lifestyle Moderate 460..................   79            121          153          163          263
Lifestyle Conservative 280..............   78            118          147          157          251

+For Ven 9 contracts only (as described in Appendix C). The difference in amounts is attributable to the different withdrawal charges. See Appendix C.

*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:

PORTFOLIO                               1 YEAR            3 YEARS          5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............  $27                $83              $141              $300
Science & Technology....................   27                 83               141               300
International Small Cap.................   27                 84               143               304
Aggressive Growth.......................   26                 79               136               289
Emerging Small Company..................   26                 80               136               290
Small Company Blend*....................   27                 83
Mid Cap Growth..........................   25                 76               131               279
Mid Cap Stock*..........................   24                 74
Overseas................................   27                 81               139               295
International Stock.....................   27                 84               143               304
International Value*....................   28                 86
Mid Cap Blend...........................   24                 74               126               270
Small Company Value.....................   27                 84               142               302
Global Equity...........................   25                 77               132               281
Growth..................................   24                 74               126               270
Large Cap Growth........................   25                 77               131               280
Quantitative Equity.....................   23                 69               119               255
Blue Chip Growth........................   24                 74               127               272
Real Estate Securities..................   23                 69               119               255
Value...................................   23                 72               124               265
Growth and Income.......................   23                 70               120               258
U.S. Large Cap Value*...................   25                 76
Equity-Income...........................   24                 74               127               272
Income & Value..........................   24                 73               126               269
Balanced................................   24                 73               125               267
High Yield..............................   23                 72               123               264
Strategic Bond..........................   23                 72               124               265
Global Bond.............................   24                 74               127               271
Total Return*...........................   24                 73
Investment Quality Bond.................   22                 68               117               251
Diversified Bond........................   24                 73               126               269
U.S. Government Securities..............   22                 68               117               251
Money Market............................   21                 65               112               241
Lifestyle Aggressive 1000...............   26                 80               137               290

PORTFOLIO                               1 YEAR            3 YEARS          5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820....................   25                 77               131               280
Lifestyle Balanced 640..................   24                 74               127               272
Lifestyle Moderate 460..................   23                 72               123               263
Lifestyle Conservative 280..............   22                 68               117               251

*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

         For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed, where applicable, that the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.060% annual asset charge based on the $50,000 approximate average size. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST


We are an indirect subsidiary of Manulife.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

         We are a stock life insurance company organized under the laws of New York in 1992. Our principal office is located at Corporate Center at Rye, 555 Theodore Fremd Avenue, Suite C-209, Rye, New York 10580-9966.

         We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America ("Manulife North America"), a stock life insurance company organized under the laws of Delaware in 1979 with its principal office located at 116 Huntington Avenue, Boston, Massachusetts 02116. Manulife North America's principal business is offering a variable annuity contract, similar to that offered by us in New York, in 49 other states, the District of Columbia and Puerto Rico.

         Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, Manulife North America was a wholly-owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

         The Manufacturers Life Insurance Company of New York's financial ratings are as follows:

         A++ A.M. Best
         Superior in financial strength; 1st category of 15

         AAA Duff & Phelps
         Highest in claims paying ability; 1st category of 18

         AA+ Standard & Poor's
         Excellent in claims paying ability; 2nd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.

THE VARIABLE ACCOUNT

         We established the Variable Account on March 4, 1992 as a separate account under the laws of New York. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

          The Variable Account currently has thirty-eight sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

The Trust is a mutual fund in which the Variable Account invests that has 38 investment portfolios managed by 16 subadvisers.

THE TRUST

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. A list of the Trust portfolios is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, the Emerging Small Company Trust and the five Lifestyle Trusts, which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc.

         The Trust currently has sixteen subadvisers who manage all of the portfolios:

SUBADVISER                                  TRUST PORTFOLIOS MANAGED

A I M Advisors, Inc.                        Aggressive Growth Trust
                                            Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC     Small Company Value Trust

Capital Guardian Trust Company              Small Company Blend Trust
                                            U.S. Large Cap Value Trust
                                            Income & Value Trust
                                            Diversified Bond Trust

Fidelity Management Trust Company           Overseas Trust
                                            Mid Cap Blend Trust
                                            Large Cap Growth Trust

Founders Asset Management LLC               International Small Cap Trust
                                            Balanced Trust

Franklin Advisers, Inc.                     Emerging Small Company Trust

Manufacturers Adviser Corporation           Pacific Rim Emerging Markets Trust
                                            Quantitative Equity Trust
                                            Real Estate Securities Trust
                                            Money Market Trust
                                            Lifestyle Aggressive 1000 Trust*
                                            Lifestyle Growth 820 Trust*
                                            Lifestyle Balanced 640 Trust*
                                            Lifestyle  Moderate 460 Trust*
                                            Lifestyle Conservative 280 Trust*

Miller Anderson & Sherrerd, LLP             Value Trust
                                            High Yield Trust

Morgan Stanley Asset Management Inc.        Global Equity Trust

Pacific Investment Management Company       Global Bond Trust
                                            Total Return Trust

Rowe Price-Fleming International, Inc.      International Stock Trust

Salomon Brothers Asset Management Inc       Strategic Bond Trust
                                            U.S. Government Securities Trust

State Street Global Advisors                Growth Trust

T. Rowe Price Associates, Inc.              Science & Technology Trust
                                            Blue Chip Growth Trust
                                            Equity-Income Trust

Templeton Investment Counsel, Inc.          International Value Trust

Wellington Management Company, LLP          Mid Cap Stock Trust
                                            Growth and Income Trust
                                            Investment Quality Bond Trust

         *Each Lifestyle Trust invests in other Trusts. The Lifestyle Trusts vary in the portion of their assets that are invested in Trusts that invest primarily in fixed income securities and those that invest in equity securities.

         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST (formerly, the Emerging Growth Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

         The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

         The OVERSEAS TRUST (formerly, the International Growth and Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

You instruct us how to vote Trust shares.

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof.

         A full description of the Trust, including the investment objectives, policies and restrictions of and the risks relating to investment in each portfolio, is contained in the Trust's Prospectus which we provided you along with this Prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS


Initial purchase payments must be at least $30, $300 must be paid during the first contract year, and total payments of more than $1 million require our approval.

PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $30, however at least $300 must be paid during the first contract year Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any three consecutive contract years in which no purchase payments have been made, if both:

- the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

- the contract value at the end of such three-year period is less than $2,000.

If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

         Purchase payments are allocated among the investment options in accordance with the percentages you designate. You may change the allocation of subsequent purchase payments at any time by notifying us in writing.

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The percentage depends upon the current investment rate of the fixed investment option. The balance of the initial purchase payment is allocated among the variable investment options as selected in the contract. You may obtain full information concerning the Guarantee Plus Program and its restrictions from your securities dealer or our Annuity Service Office.

The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.

ACCUMULATION UNITS

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts which we or an affiliate of ours have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         -        Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

                  - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

                  - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks).

Amounts invested may be transferred among investment options.

TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the variable account investment options and from such investment options to the fixed account investment options at any time and without charge upon written notice to us. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

No more than 17 investment options.

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including all fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to the investment option.

Dollar Cost Averaging and Asset Rebalancing programs are available.

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

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         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         - semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You may withdraw all or a portion of your contract value, but may incur tax liability as a result.

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, a partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period and ending with the longest guarantee period. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office. However, we reserve the right to defer the right of withdrawal or postpone payments for any period when:

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

         - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         -        trading on the New York Stock Exchange is restricted,

         - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances.

Systematic "Income Plan" withdrawals are available.

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be withdrawn without withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

Some qualified contracts have a loan feature.

LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "loan rules"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

          The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

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

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, and repayments must be made at least quarterly and in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.

DEATH BENEFIT DURING ACCUMULATION PERIOD

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS").

See Appendix C for information on the death benefit provisions under Ven 9 contracts.

         AMOUNT OF DEATH BENEFIT. If any contract owner dies and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be determined as follows. During the first contract year, the death benefit will be the greater of:

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

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

If any contract owner dies after attaining 81 years of age, the death benefit will be the greater of:

         -        the contract value or

         - the death benefit on the last day of the contract year ending just prior to the contract owner's 81st birthday, plus any purchase payments made, less amounts deducted in connection with partial withdrawals since then.

         If any contract owner dies and the oldest owner had an attained age of 81 years or greater on the date as of which the contract was issued, the death benefit will be the greater of:

         -        the contract value or

         - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         The determination of the death benefit will be made on the date we receive written notice and proof of death, as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time.

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies during the accumulation period. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant (who is not an owner), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         -        The beneficiary will become the contract owner.

         - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         -        No additional purchase payments may be made.

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
         - If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, we will pay a death benefit upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous year (or the last day of the contract year ending just prior to the owner's 81st birthday if applicable) will be set at zero as of the date of the first owner's death.

         - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract was issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age of 81 or greater on the date as of which the contract was issued, withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating such value as a payment made on that date for purposes of computing the amount of the death benefit. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. Furthermore, the death benefit on the last day of the previous contract year will be set at zero as of the date of the change. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity benefit payments from us.

GENERAL

         The proceeds of the contract payable on death, withdrawal or the contract maturity date may be applied to the annuity options described below, subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD").

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's

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
specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the first day of the month following the 90th birthday of the annuitant (see "FEDERAL TAX MATTERS - Taxation of Annuities in General - Delayed Maturity Dates"). Distributions from qualified contracts may be required before the maturity date (see "FEDERAL TAX MATTERS - Qualified Retirement Plans").

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option annuity payments on a fixed, variable or combined fixed and variable basis in proportion to the Investment Account Value of each investment option at the maturity date. Such payments will be made for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract.

                  OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

                  OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

                  OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

                  OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

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

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

                  OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

                  OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY
         - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

                  OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. The rates contained in such tables depend upon the annuitant's sex and age and the annuity option selected. Under the annuity tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. The rates are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units remains constant throughout the pay-out period. A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. If the actual net investment performance:

         -        is exactly 3% annually, annuity payments will be level;

         -        exceeds 3% annually, annuity payments will increase; or

         -        is less than 3% annually, annuity payments will decrease.

         The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of variable annuity payments will not decrease is 4.46%.

See Appendix C for information on assumed interest rate for Ven 9 contracts.

Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.

TRANSFERS DURING THE PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Some annuity options have a death benefit feature.

DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

You have a ten-day right to cancel your contract.

RIGHT TO REVIEW CONTRACT

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return the purchase payments if this is greater than the amount otherwise payable.

         If the contract is purchased in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract.

You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

You, the "contract owner," are entitled to exercise all rights under your contract.

OWNERSHIP

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the contract owner is the annuitant. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes (see "FEDERAL TAX MATTERS"). A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

The "annuitant" is either you or someone you designate.

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as specified in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

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
CHANGE OF MATURITY DATE

         During the accumulation period, you may change the Maturity Date by written request at least one month before both the previously specified Maturity Date and the new Maturity Date. After the election, the new Maturity Date will become the Maturity Date. The maximum Maturity Date will be age 90. Any extension of the Maturity Date will be allowed only with our prior approval.

The "beneficiary" is the person you designate to receive the death benefit if you die.

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

See Appendix C for information with respect to the beneficiary under Ven 9 contracts.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account investment options are not securities.

         Interests in the fixed account investment options are not registered under the Securities Act of 1933 (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Fixed account investment options guarantee interest of at least 3% .

         INVESTMENT OPTIONS. Currently, there are five fixed account investment options under the contract: one, three, five and seven year investment accounts and a DCA fixed investment account which may be established under the DCA program to make automatic transfers from a DCA fixed amount to one or more variable investment option (see "SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING"). We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.

         See Appendix C for information on the fixed account investment options and minimum interest rate under Ven 9 contracts.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to the fixed account investment options at any time prior to the maturity date. We establish a distinct investment account each time you allocate or transfer amounts to a fixed account investment option, except that amounts allocated or transferred to the same fixed account investment option on the same day will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one-year guarantee periods.

         If you do not specify a renewal option, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. If a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below.

         The adjustment factor is determined by the following formula:
0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.

         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.

         C - The number of complete months remaining to the end of the guarantee period.

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

         For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

                  The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We make no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the contract owner;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;

         -        amounts withdrawn from a one-year fixed investment account;
                  and

         - amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge:

         - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,

         - together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or

         - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

         The cumulative effect of the market value and withdrawal charges could, however, result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract.

         See Appendix C for information on the market value charge provisions under Ven 9 contracts.

Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.

         TRANSFERS. During the accumulation period, you may transfer amounts among the fixed account investment options and from the fixed amount investment options to the variable account investment options; provided that no transfer from a fixed account option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Consequently, except as noted above, amounts in one year investment accounts effectively may not be transferred prior to the end of the guarantee period. Amounts in any other investment accounts may be transferred, after the one year holding period has been satisfied, but the market value charge described above may apply to such a transfer. The market value charge, if applicable, will be deducted from the amount transferred.

         You must specify the fixed account investment option from or to which you desire to make a transfer. Where there are multiple investment accounts within the fixed account investment option, amounts must be withdrawn from the fixed account investment options on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time prior to the death of the contract owner. Withdrawals from fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         - We reserve the right to defer payment of amounts withdrawn from fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 10 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year.

         - If there are multiple investment accounts under a fixed account investment option, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         - The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. If a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal from a contract in excess of the amounts in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from the investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from contracts issued in connection with
Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" ). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against contract values or annuity payments. Currently, there are no deductions made from purchase payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

Some old contracts have withdrawal charges - new ones do not.

WITHDRAWAL CHARGES

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available for withdrawal described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

         1. Each withdrawal from the contract is allocated first to the amount available without withdrawal charges and second to "unliquidated purchase payments." In any contract year, the amount available without withdrawal charges for that year is the greater of:

         - the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (i.e., the accumulated earnings on the contract), or

         -        the excess of (i) over (ii), where

                  -        (i) is 10% of total purchase payments and

                  - (ii) is the sum of all prior partial withdrawals in that year.

         The amount withdrawn without withdrawal charges will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         2. Withdrawals in excess of the amount available without withdrawal charges may be subject to withdrawals charges. A withdrawal charge will be assessed against purchase payments liquidated that have been in the contract for less than seven years. Purchase payments will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amount available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                 PURCHASE PAYMENT IN                     PERCENTAGE
                       CONTRACT

                           0                                  6%
                           1                                  6%
                           2                                  5%
                           3                                  5%
                           4                                  4%
                           5                                  3%
                           6                                  2%
                           7+                                 0%

                  The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

         5. There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD - Amount of Death Benefit"), and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix B. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above (see "FIXED ACCOUNT INVESTMENT OPTIONS").

See Appendix C for information on the withdrawal charge under Ven 9 contracts.

We deduct a $30 annual fee and asset-based charges totaling 1.40% on an annual basis for administration expenses and mortality and expense risks.

ADMINISTRATION FEES

         Except as noted below, we will deduct each year an administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and our operations and those of the Variable Account in connection with the contracts. However, if during the accumulation period the contract value is equal to or greater than $100,000 at the time of the fee's assessment, we will waive the fee. (There is no provision for waiver under Ven 9 contracts.) During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the annuity period, the fee is deducted on a pro-rata basis from each annuity payment. However, the $30 administration fee will not reduce the amount paid below the amount that is guaranteed in the contract.

         We also deduct a daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis from each sub-account as an administrative fee. This asset based administrative fee will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Because this portion of the administrative fee is a percentage of assets rather than a flat amount, larger contracts will in effect pay a higher proportion of this portion of the administrative expense than smaller contracts.

         We do not expect to recover from such fees any amount in excess of our accumulated administrative expenses. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees. There is no necessary relationship between the amount of the administrative charge imposed on a given contract and the amount of the expense that may be attributed to that contract.

MORTALITY AND EXPENSE RISK CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit (see "DEATH BENEFIT DURING THE ACCUMULATION PERIOD"). The expense risk we assume is the risk that the administration charges or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risk charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         -        establishment or maintenance of the Variable Account,

         -        receipt of purchase payments,

         -        issuance of the contacts, or

         - commencement or continuance of annuity payments under the contracts.

The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners. For a discussion on premium taxes which may be applicable to non-New York residents, see "STATE PREMIUM TAXES" in the Statement of Additional Information. In addition, we will withhold taxes to the extent required by applicable law.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.

TAX DEFERRAL DURING THE ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, in the form of either annuity payments or some other distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         - the contract must be owned by an individual (or treated as owned by an individual),

         - the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         - contracts acquired by an estate of a decedent by reason of the death of the decedent,

         -        certain qualified contracts,

         - certain contracts purchased by employers upon the termination of certain qualified plans,

         - certain contracts used in connection with structured settlement agreements, and

         - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL Persons. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

A portion of each annuity payment is usually taxable as ordinary income.

TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         - (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature); and

         - (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

Withdrawals prior to age 59 1/2 may incur a 10% penalty tax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         -        received on or after the contract owner reaches age 59 1/2;

         - attributable to the contract owner becoming disabled (as defined in the tax law);

         - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         - made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

Special tax provisions apply to qualified plans. Consult your tax advisor and plan fiduciary prior to taking a loan.

QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.)

         Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," exceptions provide that the penalty tax does not apply to a payment:

         -        received on or after the contract owner reaches age 59 1/2,

         - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to quality for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

We may be required to withhold amounts from some payments for federal income tax payments.

FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

We may advertise our investment performance.

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

We pay brokers to sell the contracts.

DISTRIBUTION OF CONTRACTS

         Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company organized on October 1, 1997, acts as the principal underwriter of, and continuously offers, the contracts pursuant to an Underwriting and Distribution Agreement with us. MSS also provides advisory services to the Trust. MSS, whose principal offices are located at 73 Tremont Street, Boston, Massachusetts 02108, is a subsidiary of Manulife North America, the ultimate parent of which is Manulife, a Canadian mutual life insurance company. MSS is registered as a broker-dealer under the Securities Exchange Act of 1934, is a member of the National Association of Securities Dealers and is duly appointed and licensed as an insurance agent of the company.

         Sales of the contracts will be made by registered representatives of broker-dealers having distribution agreements with MSS and us, and who are also licensed by the New York State Insurance Department and appointed with us. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 7% of purchase payments or 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will be compensated for providing marketing support for the distribution of the contracts.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         Like other business organizations and individuals, we would be adversely affected if our computer systems and those of our service providers do not properly process and calculate date-related information and data from and after January 1, 2000. We are completing an assessment of the Year 2000 impact on our systems and business processes. We believe that we will complete our Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes.

         The date on which we believe we will complete our Year 2000 project is based on our best estimates, based on numerous assumptions of future events. However, there can be no guarantee that our estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                   APPENDIX A

                                  SPECIAL TERMS

         The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The period during which you make purchase payments to us.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named is referred to as "co-annuitant." The "annuitant" and "co-annuitant" are referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-eight variable and six fixed options under the contract.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MARKET VALUE CHARGE - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page, unless changed.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The period when we make annuity benefit payments to you.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                       HYPOTHETICAL          WITHDRAWAL AMOUNT            PAYMENTS
  CONTRACT YEAR       CONTRACT VALUE          WITHOUT CHARGES            LIQUIDATED               WITHDRAWAL CHARGE
                                                                                               PERCENT        AMOUNT
        2                 55,000                  5,000(a)                 50,000                6%             3,000
        4                 50,500                  5,000(b)                 45,500                5%             2,275
        6                 60,000                 10,000(c)                 50,000                3%             1,500
        8                 70,000                 20,000(d)                 50,000                0%                 0

(a) During any contract year the amount that may be withdrawn without withdrawal charges is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn without withdrawal charges, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less withdrawal amount without charges).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the amount that may be withdrawn without charges is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less withdrawal amount without charges).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the amount that may be withdrawn without charges is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less withdrawal amount without charges).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.


     HYPOTHETICAL       PARTIAL WITHDRAWAL      WITHDRAWAL AMOUNT           PAYMENTS
    CONTRACT VALUE           REQUESTED           WITHOUT CHARGES           LIQUIDATED       WITHDRAWAL CHARGE
                                                                                         PERCENT           AMOUNT
        65,000                 2,000                15,000(a)                    0         5%                 0

        49,000                 5,000                 3,000(b)                2,000         5%               100

        52,000                 7,000                 4,000(c)                3,000         5%               150

        44,000                 8,000                     0(d)                8,000         5%               400



(a) The amount that can be withdrawn without withdrawal charges during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the amount that can be withdrawn without withdrawal charges since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the amount that can be withdrawn without withdrawal charges so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the amount that can be withdrawn without withdrawal charges is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining amount that can be withdrawn without withdrawal charges withdrawal during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 that can be withdrawn without withdrawal charges, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the amount that can be withdrawn without withdrawal charges is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The amount that can be withdrawn without withdrawal charges is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

                                   APPENDIX C

                                 PRIOR CONTRACTS

         The Company has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("prior contract" or "Ven 9 contracts"), which were sold during the period from March, 1992 until May, 1999.

         The principal differences between the contract offered by this Prospectus and the prior contract relate to:

         -        the fixed investment options available under the contracts,

         - a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts,

         -        the charges made by us, and

         -        the death benefit provisions.

FIXED INVESTMENT OPTIONS

         The investment options under the prior contract differ as follows from the investment options described in this Prospectus. The prior contract allows for investments in one, three and six year fixed account investments options. The contract described in this prospectus allows for investments in one, three, five and seven year fixed account investment options.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contract is 4%.

MARKET VALUE CHARGE

                  The market value charge under the prior contract differs in the following respects from the market value charge under the contract described in this Prospectus:

         For purposes of calculating the market value adjustment factor the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

         There will be no market value charge on withdrawals from the fixed account investment options in the following situations:

         -        death of the annuitant;

         -        amounts withdrawn to pay fees or charges;

         - amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and

         - amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

         Notwithstanding application of the foregoing formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's investment in the contract.

WITHDRAWAL CHARGES

         The withdrawal charges under the prior contract differ from the withdrawal charges described in this Prospectus.

PRIOR CONTRACT WITHDRAWAL CHARGE

                  If a withdrawal is made from the contract before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other amounts available without withdrawal charges described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below:

                  1. Each withdrawal from the contract is allocated first to the "amounts available without withdrawal charges" and second to "unliquidated purchase payments". In any contract year, the amounts available without withdrawal charges for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that year. Withdrawals allocated to the amounts available without withdrawal charges may be withdrawn without the imposition of a withdrawal charge.

                  2. If a withdrawal is made for an amount in excess of the amounts available without withdrawal charges, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the amounts available without withdrawal charges in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

                  3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

             NUMBER OF COMPLETE YEARS
                PURCHASE PAYMENT IN                 WITHDRAWAL CHARGE
                     CONTRACT                          PERCENTAGE
         -------------------------------------------------------------------
                         0                                 6%
                         1                                 6%
                         2                                 5%
                         3                                 4%
                         4                                 3%
                         5                                 2%
                         6+                                0%

The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         4. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

                  5. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

ADMINISTRATION FEES

         The prior contract makes no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contract Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the prior contract are as follows:

                  Death of Annuitant who is not the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new contract owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he had received the minimum death benefit.)

                  Death of Annuitant who is the Contract Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the contract owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the contract owner is the annuitant and the contract owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies.

                  Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of that amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new contract owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If there is more than one owner, distribution will occur upon the death of any owner. If both owners are individuals, distribution will be made to the remaining owner rather than to the successor owner.

                  Entity as Owner. In the case of a non-qualified contract which is not owned by an individual (for example, a non-qualified contract owned by a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner of the contract, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         If the contract is a non-qualified contract and there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of any annuitant, a change in any annuitant, or the death of any individual contract owner, whichever occurs earlier.

         If the annuitant dies on or prior to the first month following his or her 85th birthday, the minimum death benefit is as follows: during the first contract year, the minimum death benefit is the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. Except as provided below, during any subsequent contract year, the minimum death benefit will be the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous contract year plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of:
(a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

Beneficiary

         Under the prior contract certain provisions relating to beneficiary are as follows:

                  The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 9 Contracts

                               UNIT VALUE AT        UNIT VALUE AT         NUMBER OF UNITS
        SUB-ACCOUNT            START OF YEAR*        END OF YEAR             END OF YEAR
                               -------------        -------------          -------------
Pacific Rim Emerging Markets
1997                           $   12.500000        $    8.180904             51,443.657
1998                                8.180904             7.695249            137,388.667
                               -------------        -------------          -------------
Science & Technology
1997                           $   12.500000        $   13.647195            413,150.058
1998                               13.647195            19.287390            932,323.295
                               -------------        -------------          -------------
International Small Cap
1996                           $   12.500000        $   13.493094            365,317.719
1997                               13.493094            13.410016            510,488.164
1998                               13.410016            14.792077            605,535.112
                               -------------        -------------          -------------
Aggressive Growth
1997                           $   12.500000        $   12.327066            188,114.289
1998                               12.327066            12.680777            319,349.201
                               -------------        -------------          -------------
Emerging Small Company
1997                           $   12.500000        $   14.574077            207,223.803
1998                               14.574077            14.381705            346.294.546
                               -------------        -------------          -------------
Mid Cap Growth
1996                           $   12.500000        $   13.215952            746,253.254
1997                               13.215952            15.020670          1,211,554.866
1998                               15.020670            19.002856          1,574,134.909
                               -------------        -------------          -------------
Overseas
1995                           $   10.000000        $   10.554228            419,354.257
1996                               10.554228            11.718276          1,080,586.010
1997                               11.718276            11.545714          1,405,066.785
1998                               11.545714            12.290162          1,517,773.810
                               -------------        -------------          -------------
International Stock
1997                           $   12.500000        $   12.652231            131,727.457
1998                               12.652231            14.337171            203,765.303
                               -------------        -------------          -------------
Mid Cap Blend
1992                           $   12.386657        $   13.143309             17,805.389
1993                               13.143309            15.075040            532,797.733
1994                               15.075040            14.786831          1,212,483.594
1995                               14.786831            20.821819          1,680,197.930
1996                               20.821819            24.664354          2,439,815.649
1997                               24.664354            29.002593          2,655,387.874
1998                               29.002593            31.289551          2,769,527.565
                               -------------        -------------          -------------
Small Company Value
1998                           $   12.500000        $   11.178700            257,438.611
                               -------------        -------------          -------------

                        UNIT VALUE AT       UNIT VALUE AT      NUMBER OF UNITS
  SUB-ACCOUNT           START OF YEAR*       END OF YEAR         END OF YEAR
                        -------------       -------------        -------------
Global Equity
1992                    $   12.003976       $   11.790318           21,242.936
1993                        11.790318           15.450341          701,425.817
1994                        15.450341           15.500933        1,612,831.628
1995                        15.500933           16.459655        1,679,042.917
1996                        16.495655           18.276450        1,955,863.791
1997                        18.276450           21.770913        2,090,810.929
1998                        21.770913           24.098970        2,205,244.249
                        -------------       -------------        -------------
Growth
1996                    $   12.500000       $   13.727312          140,312.944
1997                        13.727312           16.968111          426,278.047
1998                        16.968111           20.739989          694,841.738
                        -------------       -------------        -------------
Large Cap Growth
1992                    $   10.880194       $   11.623893            6,314.930
1993                        11.623893           12.642493          220,581.039
1994                        12.642493           12.381395          395,570.370
1995                        12.381395           14.990551          463,740.240
1996                        14.990551           16.701647          600,271.664
1997                        16.701647           19.614359          608,297.523
1998                        19.614359           23.040505          594,195.179
                        -------------       -------------        -------------
Quantitative Equity
1997                    $   12.500000       $   16.107191          110,561.698
1998                        16.107191           20.068624          242,026.359
                        -------------       -------------        -------------
Blue Chip Growth
1992                    $   10.000000       $    9.923524          105,743.980
1993                         9.923524            9.413546          605,012.548
1994                         9.413546            8.837480        1,049,124.977
1995                         8.837480           11.026969        1,318,608.463
1996                        11.026969           13.688523        1,623,697.582
1997                        13.688523           17.134232        2,353,640.317
1998                        17.134232           21.710674        3,184,929.266
                        -------------       -------------        -------------
Real Estate Securities
1997                    $   12.500000       $   14.949140          152,109.301
1998                        14.949140           12.317190          251,203.724
                        -------------       -------------        -------------
Value
1997                    $   12.500000       $   15.057118          262,613.990
1998                        15.057118           14.591878          557,129.589
                        -------------       -------------        -------------
Growth and Income
1992                    $   10.942947       $   11.927411           33,716.020
1993                        11.927411           12.893007          753,734.211
1994                        12.893007           13.076664        1,298,075.564
1995                        13.076664           16.660889        1,702,726.488
1996                        16.660889           20.178770        2,601,497.610
1997                        20.178770           26.431239        3,402,510.675
1998                        26.431239           32.976967        4,327,967.912
                        -------------       -------------        -------------

                             UNIT VALUE AT       UNIT VALUE AT       NUMBER OF UNITS
    SUB-ACCOUNT              START OF YEAR*       END OF YEAR          END OF YEAR
                             -------------       -------------       -------------
Equity-Income
1993                         $   10.000000       $   11.175534       1,087,538.574
1994                             11.175534           11.107620       2,147,059.046
1995                             11.107620           13.548849       2,700,623.434
1996                             13.548849           16.011513       3,362,755.333
1997                             16.011513           20.479412       3,793,616.601
1998                             20.479412           22.054902       4,109,128.664
                             -------------       -------------       -------------
Income & Value
1992                         $   11.012835       $   11.772128          31,652.055
1993                             11.772128           12.775798         526,706.519
1994                             12.775798           12.396295         994,126.229
1995                             12.396295           14.752561       1,070,866.388
1996                             14.752561           15.995076       1,346,688.023
1997                             15.995076           18.276161       1,321,777.037
1998                             18.276161           20.742457       1,300,435.286
                             -------------       -------------       -------------
Balanced
1997                         $   12.500000       $   14.609853          58,346.232
1998                             14.609853           16.459454         267,044.520
                             -------------       -------------       -------------
High Yield
1997                         $   12.500000       $   13.890491         281,593.104
1998                             13.890491           14.078376         531,010.395
                             -------------       -------------       -------------
Strategic Bond
1993                         $   10.000000       $   10.750617         414,573.339
1994                             10.750617            9.965972         737,151.981
1995                              9.965972           11.716972         878,455.666
1996                             11.716972           13.250563       1,663,287.368
1997                             13.250563           14.500997       2,261,586.076
1998                             14.500997           14.486687       2,481,443.687
                             -------------       -------------       -------------
Global Bond
1992                         $   13.322602       $   13.415849           7,122.534
1993                             13.415849           15.741586         299,274.049
1994                             15.741586           14.630721         463,867.775
1995                             14.630721           17.772344         417,838.308
1996                             17.772344           19.803954         462,253.788
1997                             19.803954           20.104158         430,961.451
1998                             20.104158           21.333144         411,433.636
                             -------------       -------------       -------------
Investment Quality Bond
1992                         $   13.147350       $   13.936240           1,442.768
1993                             13.936240           15.118716         209,360.256
1994                             15.118716           14.216516         309,793.553
1995                             14.216516           16.751499         305,028.908
1996                             16.751499           16.943257         386,465.721
1997                             16.943257           18.336912         440,005.300
1998                             18.336912           19.660365         564,211.651
                             -------------       -------------       -------------

                             UNIT VALUE AT      UNIT VALUE AT       NUMBER OF UNITS
      SUB-ACCOUNT            START OF YEAR*      END OF YEAR          END OF YEAR
                             -------------       -------------       -------------
Diversified Bond
1992                         $   11.102574       $   11.821212           3,884.882
1993                             11.821212           12.705196         176,613.459
1994                             12.705196           12.298940         267,695.021
1995                             12.298940           14.320582         306,895.403
1996                             14.320582           15.113142         424,786.597
1997                             15.113142           16.607511         406,841.439
1998                             16.607511           18.125951         439,784.815
                             -------------       -------------       -------------
U.S. Government Securities
1992                         $   13.015785       $   13.651495          13,906.158
1993                             13.651495           14.490734         546,010.063
1994                             14.490734           14.111357         652,508.827
1995                             14.111357           16.083213         696,869.324
1996                             16.083213           16.393307         807,763.458
1997                             16.393307           17.535478         824,732.766
1998                             17.535478           18.587049         990,184.348
                             -------------       -------------       -------------
Money Market
1992                         $   12.892485       $   13.137257              11.495
1993                             13.137257           13.303085         141,771.056
1994                             13.303085           13.623292         464,720.715
1995                             13.623292           14.190910         639,836.317
1996                             14.190910           14.699636       1,256,691.417
1997                             14.699636           15.241915       1,750,416.963
1998                             15.241915           15.794513       1,721,493.914
                             -------------       -------------       -------------
Lifestyle Aggressive 1000
1997                         $   12.500000       $   13.669625         358,660.180
1998                             13.669625           14.134419         544,460.936
                             -------------       -------------       -------------
Lifestyle Growth 820
1997                         $   12.500000       $   14.033299       1,637,679.093
1998                             14.033299           14.696667       2,556,433.101
                             -------------       -------------       -------------
Lifestyle Balanced 640
1997                         $   12.500000       $   14.066417       1,463,270.527
1998                             14.066417           14.664362       2,366,219.819
                             -------------       -------------       -------------
Lifestyle Moderate 460
1997                         $   12.500000       $   14.016704         464,645.815
1998                             14.016704           15.171965         863,517.086

                             UNIT VALUE AT      UNIT VALUE AT      NUMBER OF UNITS
      SUB-ACCOUNT               START OF         END OF YEAR         END OF YEAR
                                 YEAR*
                             -------------       -------------       -------------
Lifestyle Conservative 260
1997                         $   12.500000       $   13.825120         131,137.160
1998                             13.825120           15.025549         364,590.805
                             -------------       -------------       -------------

*Units under this series of contracts were first credited under the sub-accounts on March 4, 1992, except in the case of the:

-        Blue Chip Growth Trust where units were first credited on December 11,
         1992;

- Strategic Bond and Equity-Income Trusts where units were first credited on February 19, 1993;

- International Growth and Trust where units were first credited on January 9, 1995;

- Small/Mid Cap and International Small Cap Trusts where units were first credited on March 4, 1996;

-        Growth Trust where units were first credited on July 15, 1996;

- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Pilgrim Baxter Growth, International Stock, Worldwide Growth, Quantitative Equity, Real Estate Securities, Value, Balanced, High Yield and Capital Growth Bond Trusts where units were first credited on January 1, 1997;

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative Trusts where units were first credited on January 7, 1997;

-        Small Company Value Trust where units were first credited on October 1,
         1997.

                                   APPENDIX D

                              QUALIFIED PLAN TYPES

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an IRA. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made.
Second, the distribution must be:

         -        made after the owner attains age 59 1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such a death benefit could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

         -        earnings on those contributions, and

         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B



                           INFORMATION REQUIRED IN A

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A





                                       of



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                   OF NEW YORK



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING







         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York at the mailing address of the Annuity Service Office, P.O. Box 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.





       The date of this Statement of Additional Information is May 1, 1999

              The Manufacturers Life Insurance Company of New York
                             Corporate Center at Rye
                            555 Theodore Fremd Avenue
                               Rye, New York 10580
                                 (800) 551-2078

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History........................................       3
Performance Data.......................................................       3
State Premium Taxes....................................................       15
Services
         Independent Auditors..........................................       15
         Servicing Agent...............................................       15
         Principal Underwriter.........................................       16
Voting Interest........................................................       16
Cancellation of Contract...............................................       16
Appendix A - State Premium Taxes.......................................       17
Financial Statements...................................................       18

                         GENERAL INFORMATION AND HISTORY

         The Manufacturers Life Insurance Company of New York Separate Account A, formerly the FNAL Variable Account (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of New York ("WE" or "US"), a stock life insurance company organized under the laws of New York in 1992. The Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of North America, formerly, North American Security Life Insurance Company ("MANULIFE NORTH AMERICA"), a stock life insurance company established in 1979 in Delaware. The ultimate parent of Manulife North America is The Manufacturers Life Insurance Company ("MANULIFE"), a Canadian mutual life insurance Company based in Toronto, Canada. Prior to January 1, 1996, Manulife North America was a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife.

         On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both

         -        redemption at the end of the time period, and

         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

         -        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        the inception date of the portfolio, or

         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees and administrative fees)) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor, Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                            STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
                                    CALCULATED AS OF DECEMBER 31, 1998

                                                                               SINCE INCEPTION OR 10
                                                                                  YEARS, WHICHEVER
       TRUST PORTFOLIO                      1 YEAR                  5 YEAR            SHORTER          INCEPTION DATE*
----------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                 -11.04%                 N/A              -23.67%            01/01/97
Science & Technology                          35.27%                 N/A               21.78%            01/04/97
International Small Cap                        4.24%                 N/A                4.47%            03/04/96
Aggressive Growth                             -2.76%                 N/A               -2.11%            01/01/97
Emerging Small Company                        -6.70%                 N/A                4.38%            01/01/97
Mid Cap Growth                                20.45%                 N/A               14.57%            03/04/96
Overseas                                       0.60%                 N/A                4.17%            01/09/95
International Stock                            7.25%                 N/A                4.20%            01/01/97
Mid Cap Blend                                  1.95%               15.23%              16.45%            10/31/92
Small Company Value                          -11.14%                 N/A              -12.59%            10/01/97
Global Equity                                  4.63%                8.67%              12.70%            10/31/92
Growth                                        16.17%                 N/A               21.27%            07/15/96
Large Cap Growth                              11.40%               12.20%              12.04%            10/31/92
Quantitative Equity                           18.53%                 N/A               24.33%            01/01/97
Blue Chip Growth                              20.65%               17.72%              13.42%            12/11/92
Real Estate Securities                       -22.01%                 N/A               -3.51%            01/01/97
Value                                         -8.36%                 N/A                5.19%            01/01/97
Growth and Income                             18.70%               20.23%              18.56%            10/31/92
Equity-Income                                  1.77%               14.04%              14.12%            02/19/93
Income & Value                                 7.43%                9.57%               9.77%            10/31/92
Balanced                                       6.60%                 N/A               12.08%            01/01/97
High Yield                                    -4.19%                 N/A                3.21%            01/01/97
Strategic Bond                                -5.55%                5.45%               6.09%            02/19/93
Global Bond                                    0.29%                5.57%               7.38%            10/31/92
Investment Quality Bond                        1.33%                4.68%               5.64%            10/31/92
Diversified Bond                               3.14%                6.70%               7.15%            10/31/92
U.S. Government Securities                     0.18%                4.38%               4.89%            10/31/92

                                                                                SINCE INCEPTION OR 10
                                                                                   YEARS, WHICHEVER
                 TRUST PORTFOLIO                      1 YEAR        5 YEAR             SHORTER             INCEPTION DATE*
-------------------------------------------------- ------------- -------------- ----------------------- -----------------------
Money Market                                          -2.05%         2.73%              2.72%                  10/31/92
Lifestyle Aggressive 1000                             -2.26%          N/A               3.46%                  01/07/97
Lifestyle Growth 820                                  -1.02%          N/A               5.63%                  01/07/97
Lifestyle Balanced 640                                -1.46%          N/A               5.51%                  01/07/97
Lifestyle Moderate 460                                 2.29%          N/A               7.44%                  01/07/97
Lifestyle Conservative 260                             2.70%          N/A               6.88%                  01/07/97

# See charts below for Ven 9 total return figures.

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                                 SINCE INCEPTION OR 10
                                                                                   YEARS, WHICHEVER       INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR        5 YEAR              SHORTER               PORTFOLIO
-------------------------------------------------- ------------- -------------- ------------------------ ---------------------
Pacific Rim Emerging Markets*                        -11.04%         N/A                -9.34%                 10/04/94
Science & Technology                                  35.27%         N/A                21.78%                 01/01/97
International Small Cap                                4.24%         N/A                 4.47%                 03/04/96
Aggressive Growth                                     -2.76%         N/A                -2.11%                 01/01/97
Emerging Small Company                                -6.70%         N/A                 4.38%                 01/01/97
Mid Cap Growth                                        20.45%         N/A                14.57%                 03/04/96
Overseas                                               0.60%         N/A                 4.17%                 01/09/95
International Stock                                    7.25%         N/A                 4.20%                 01/01/97
Equity                                                 1.95%        15.23%              12.39%                 06/18/85
Small Company Value                                  -11.14%         N/A               -12.59%                 10/01/97
Global Equity                                          4.63%         8.67%               9.11%                 03/18/88
Growth                                                16.17%         N/A                21.27%                 07/15/96
Large Cap Growth                                      11.40%        12.20%               9.43%                 08/03/89
Quantitative Equity*                                  18.53%        16.95%              15.08%                 04/30/87
Blue Chip Growth                                      20.65%        17.72%              13.42%                 12/11/92
Real Estate Securities*                              -22.01%         6.15%              10.96%                 04/30/87
Value                                                 -8.36%          N/A                5.19%                 01/01/97
Growth and Income                                     18.70%        20.23%              16.74%                 04/23/91
Equity-Income                                          1.77%        14.04%              14.12%                 02/19/93
Income & Value                                         7.43%         9.57%               8.13%                 08/03/89
Balanced                                               6.60%          N/A               12.08%                 01/01/97
High Yield                                            -4.19%          N/A                3.21%                 01/01/97
Strategic Bond                                        -5.55%         5.45%               6.09%                 02/19/93
Global Bond                                            0.29%         5.57%               7.72%                 03/18/88
Investment Quality Bond                                1.33%         4.68%               5.58%                 06/18/85
Diversified Bond                                       3.14%         6.70%               6.51%                 08/03/89
U.S. Government Securities                             0.18%         4.38%               6.67%                 03/18/88
Money Market                                          -2.05%         2.73%               3.76%                 06/18/85
Lifestyle Aggressive 1000                             -2.26%          N/A                3.46%                 01/07/97
Lifestyle Growth 820                                  -1.02%          N/A                5.63%                 01/07/97

                                                                                SINCE INCEPTION OR 10
                                                                                   YEARS, WHICHEVER      INCEPTION DATE OF
                 TRUST PORTFOLIO                     1 YEAR        5 YEAR             SHORTER               PORTFOLIO
-------------------------------------------------- ------------- -------------- ----------------------- ---------------------
Lifestyle Balanced 640                               -1.46%           N/A               5.51%                 01/07/97
Lifestyle Moderate 460                                2.29%           N/A               7.44%                 01/07/97
Lifestyle Conservative 260                            2.70%           N/A               6.88%                 01/07/97

#See charts below for Ven 9 total return figures.

+Ten year average annual return.

*Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                                 SINCE INCEPTION OR 10
                                                                                   YEARS, WHICHEVER       INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR        5 YEAR              SHORTER               PORTFOLIO
-------------------------------------------------- ------------- -------------- ------------------------ --------------------
Pacific Rim Emerging Markets*                         -5.94%          N/A               -8.51%                10/04/94
Science & Technology                                  41.33%          N/A               24.29%                01/01/97
International Small Cap                               10.31%          N/A                6.15%                03/04/96
Aggressive Growth                                      2.87%          N/A                0.72%                01/01/97
Emerging Small Company                                -1.32%          N/A                7.28%                01/01/97
Mid Cap Growth                                        26.51%          N/A               16.00%                03/04/96
Overseas                                               6.45%          N/A                5.32%                01/09/95
International Stock                                   13.32%          N/A                7.12%                01/01/97
Mid Cap Blend                                          7.89%        15.73%              12.43%                06/18/85
Small Company Value                                   -6.05%          N/A               -8.57%                10/01/97
Global Equity                                         10.69%         9.30%               9.15%                03/18/88
Growth                                                22.23%          N/A               22.86%                07/15/96
Large Cap Growth                                      17.47%        12.75%               9.49%                08/03/89
Quantitative Equity*                                  24.59%        17.43%              15.11%                04/30/87
Blue Chip Growth                                      26.71%        18.19%              13.66%                12/11/92
Real Estate Securities*                              -17.61%         6.82%              11.00%                04/30/87
Value                                                 -3.09%          N/A                8.07%                01/01/97
Growth and Income                                     24.77%        20.66%              16.79%                04/23/91
Equity-Income                                          7.69%        14.56%              14.44%                02/19/93
Income & Value                                        13.49%        10.18%               8.18%                08/03/89
Balanced                                              12.66%          N/A               14.79%                01/01/97
High Yield                                             1.35%          N/A                6.14%                01/01/97
Strategic Bond                                        -0.10%         6.15%               6.52%                02/19/93
Global Bond                                            6.11%         6.27%               7.77%                03/18/88
Investment Quality Bond                                7.22%         5.39%               5.63%                06/18/85
Diversified Bond                                       9.14%         7.37%               6.57%                08/03/89
U.S. Government Securities                             6.00%         5.11%               6.72%                03/18/88
Money Market                                           3.63%         3.49%               3.81%                06/18/85
Lifestyle Aggressive 1000                              3.40%          N/A                6.41%                01/07/97
Lifestyle Growth 820                                   4.73%          N/A                8.53%                01/07/97

                                                                                 SINCE INCEPTION OR 10
                                                                                   YEARS, WHICHEVER       INCEPTION DATE OF
                 TRUST PORTFOLIO                      1 YEAR        5 YEAR              SHORTER               PORTFOLIO
-------------------------------------------------- ------------- -------------- ------------------------ --------------------
Lifestyle Balanced 640                                4.25%           N/A                8.40%                01/07/97
Lifestyle Moderate 460                                8.24%           N/A               10.28%                01/07/97
Lifestyle Conservative 260                            8.68%           N/A                9.74%                01/07/97

#See charts below for Ven 9 total return figures.

+Ten year average annual return.

*Performance for each of these sub-accounts is based upon the performance of the portfolio, adjusted to reflect current contract changes. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

             VEN 9 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                             SINCE INCEPTION OR
                                                                                  10 YEARS,
            TRUST PORTFOLIO                  1 YEAR            5 YEAR         WHICHEVER SHORTER   INCEPTION DATE*
---------------------------------------- ---------------- ------------------ -------------------- ----------------
Pacific Rim Emerging Markets                 -11.04%              N/A              -23.67%            01/01/97
Science & Technology                          35.27%              N/A               21.78%            01/01/97
International Small Cap                        4.24%              N/A                4.47%            03/04/96
Aggressive Growth                             -2.76%              N/A               -2.11%            01/01/97
Emerging Small Company                        -6.70%              N/A                4.38%            01/01/97
Mid Cap Growth                                20.45%              N/A               14.57%            03/04/96
Overseas                                       0.60%              N/A                4.39%            01/09/95
International Stock                            7.25%              N/A                4.20%            01/01/97
Mid Cap Blend                                  1.95%            15.34%              16.60%            10/31/92
Small Company Value                          -11.14%              N/A              -12.59%            10/01/97
Global Equity                                  4.63%             8.82%              12.87%            10/31/92
Growth                                        16.17%              N/A               21.27%            07/15/96
Large Cap Growth                              11.40%            12.33%              12.22%            10/31/92
Quantitative Equity                           18.53%              N/A               24.33%            01/01/97
Blue Chip Growth                              20.65%            17.83%              13.59%            12/11/92
Real Estate Securities                       -22.01%              N/A               -3.51%            01/01/97
Value                                         -8.36%              N/A                5.19%            01/01/97
Growth and Income                             18.70%            20.33%              18.69%            10/31/92
Equity-Income                                  1.77%            14.16%              14.21%            02/19/93
Income & Value                                 7.43%             9.71%               9.97%            10/31/92
Balanced                                       6.60%              N/A               12.08%            01/01/97
High Yield                                    -4.19%              N/A                3.21%            01/01/97
Strategic Bond                                -5.55%             5.61%               6.21%            02/19/93
Global Bond                                    0.29%             5.73%               7.61%            10/31/92
Investment Quality Bond                        1.33%             4.84%               5.88%            10/31/92
Diversified Bond                               3.14%             6.85%               7.38%            10/31/92
U.S. Government Securities                     0.18%             4.55%               5.14%            10/31/92
Money Market                                  -2.05%             2.90%               3.00%            10/31/92
Lifestyle Aggressive 1000                     -2.26%              N/A                3.46%            01/07/97
Lifestyle Growth 820                          -1.02%              N/A                5.63%            01/07/97

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,
                                                                              WHICHEVER SHORTER     INCEPTION
            TRUST PORTFOLIO                   1 YEAR            5 YEAR                                DATE*
Lifestyle Balanced 640                        -1.46%              N/A               5.51%            01/07/97
Lifestyle Moderate 460                         2.29%              N/A               7.44%            01/07/97
Lifestyle Conservative 280                     2.70%              N/A               6.88%            01/07/97

* Inception date of the sub-account of the Variable Account which invests in the portfolio.

           VEN 9 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                              SINCE INCEPTION OR
                                                                                   10 YEARS,        INCEPTION DATE
            TRUST PORTFOLIO                   1 YEAR            5 YEAR         WHICHEVER SHORTER     OF PORTFOLIO
----------------------------------------- ---------------- ------------------ -------------------- ----------------
Pacific Rim Emerging Markets*                -11.04%             N/A               -9.15%             10/04/94
Science & Technology                          35.27%             N/A               21.78%             01/01/97
International Small Cap                        4.24%             N/A                4.47%             03/04/96
Aggressive Growth                             -2.76%             N/A               -2.11%             01/01/97
Emerging Small Company                        -6.70%             N/A                4.38%             01/01/97
Mid Cap Growth                                20.45%             N/A               14.57%             03/04/96
Overseas                                       0.60%             N/A                4.39%             01/09/95
International Stock                            7.25%             N/A                4.20%             01/01/97
Mid Cap Blend                                  1.95%            15.34%             12.39%             06/18/85
Small Company Value                          -11.14%             N/A               -12.59%            10/01/97
Global Equity                                  4.63%             8.82%              9.11%             03/18/88
Growth                                        16.17%             N/A               21.27%             07/15/96
Large Cap Growth                              11.40%            12.33%              9.43%             08/03/89
Quantitative Equity*                          18.53%            17.06%             15.08%             04/30/87
Blue Chip Growth                              20.65%            17.83%             13.59%             12/11/92
Real Estate Securities*                      -22.01%             6.30%             10.96%             04/30/87
Value                                         -8.36%             N/A                5.19%             01/01/97
Growth and Income                             18.70%            20.33%             16.74%             04/23/91
Equity-Income                                  1.77%            14.16%             14.21%             02/19/93
Income & Value                                 7.43%             9.71%              8.13%             08/03/89
Balanced                                       6.60%              N/A              12.08%             01/01/97
High Yield                                    -4.19%              N/A               3.21%             01/01/97
Strategic Bond                                -5.55%             5.61%              6.21%             02/19/93
Global Bond                                    0.29%             5.73%              7.72%             03/18/88
Investment Quality Bond                        1.33%             4.84%              5.58%             06/18/85
Diversified Bond                               3.14%             6.85%              6.51%             08/03/89
U.S. Government Securities                     0.18%             4.55%              6.67%             03/18/88
Money Market                                  -2.05%             2.90%              3.76%             06/18/85
Lifestyle Aggressive 1000                     -2.26%              N/A               3.46%             01/07/97

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,      INCEPTION DATE
            TRUST PORTFOLIO                   1 YEAR            5 YEAR        WHICHEVER SHORTER     OF PORTFOLIO
----------------------------------------- ---------------- ------------------ ------------------- ------------------
Lifestyle Growth 820                          -1.02%              N/A               5.63%             01/07/97
Lifestyle Balanced 640                        -1.46%              N/A               5.51%             01/07/97
Lifestyle Moderate 460                         2.29%              N/A               7.44%             01/07/97
Lifestyle Conservative 280                     2.70%              N/A               6.88%             01/07/97

+Ten year average annual return.

**Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

           VEN 9 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,      INCEPTION DATE
            TRUST PORTFOLIO                   1 YEAR            5 YEAR        WHICHEVER SHORTER     OF PORTFOLIO
---------------------------------------- ----------------- ------------------ ------------------- ------------------
Pacific Rim Emerging Markets*                 -5.94%              N/A              -8.51%             10/04/94
Science & Technology                          41.33%              N/A              24.29%             01/01/97
International Small Cap                       10.31%              N/A               6.15%             03/04/96
Aggressive Growth                              2.87%              N/A               0.72%             01/01/97
Emerging Small Company                        -1.32%              N/A               7.28%             01/01/97
Mid Cap Growth                                26.51%              N/A              16.00%             03/04/96
Overseas                                       6.45%              N/A               5.32%             01/09/95
International Stock                           13.32%              N/A               7.12%             01/01/97
Mid Cap Blend                                  7.89%            15.73%             12.43%             06/18/85
Small Company Value                           -6.05%              N/A              -8.57%             10/01/97
Global Equity                                 10.69%             9.30%              9.15%             03/18/88
Growth                                        22.23%              N/A              22.86%             07/15/96
Large Cap Growth                              17.47%            12.75%              9.49%             08/03/89
Quantitative Equity*                          24.59%            17.43%             15.11%             04/30/87
Blue Chip Growth                              26.71%            18.19%             13.66%             12/11/92
Real Estate Securities*                      -17.61%             6.82%             11.00%             04/30/87
Value                                         -3.09%              N/A               8.07%             01/01/97
Growth and Income                             24.77%            20.66%             16.79%             04/23/91
Equity-Income                                  7.69%            14.56%             14.44%             02/19/93
Income & Value                                13.49%            10.18%              8.18%             08/03/89
Balanced                                      12.66%              N/A              14.79%             01/01/97
High Yield                                     1.35%              N/A               6.14%             01/01/97
Strategic Bond                                -0.10%             6.15%              6.52%             02/19/93
Global Bond                                    6.11%             6.27%              7.77%             03/18/88
Investment Quality Bond                        7.22%             5.39%              5.63%             06/18/85
Diversified Bond                               9.14%             7.37%              6.57%             08/03/89
U.S. Government Securities                     6.00%             5.11%              6.72%             03/18/88
Money Market                                   3.63%             3.49%              3.81%             06/18/85
Lifestyle Aggressive 1000                      3.40%              N/A               6.41%             01/07/97

                                                                               SINCE INCEPTION
                                                                                 OR 10 YEARS,      INCEPTION DATE
            TRUST PORTFOLIO                  1 YEAR             5 YEAR        WHICHEVER SHORTER     OF PORTFOLIO
---------------------------------------- ---------------- ------------------- ------------------- ------------------
Lifestyle Growth 820                          4.73%              N/A                8.53%             01/07/97
Lifestyle Balanced 640                        4.25%              N/A                8.40%             01/07/97
Lifestyle Moderate 460                        8.24%              N/A                10.28%            01/07/97
Lifestyle Conservative  280                   8.68%              N/A                9.74%             01/07/97

+Ten year average annual return.

**Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to you.

                                    SERVICES

INDEPENDENT AUDITORS

         The financial statements of the Company and the Variable Account at December 31, 1998 and 1997 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Science Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                  -        accumulation unit values,

                  -        variable annuity participants and transactions, and

                  -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.50 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., a wholly-owned subsidiary of Security Life, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 was $____________ and $3,222,530, respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services Inc. in 1997 and 1996 was $8,439,218 and $7,049,687, respectively. Neither MSS nor NASL Financial Services, Inc. retain any of these amounts during such periods.

VOTING INTEREST

         As stated in the prospectus, we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

- the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

- the contract value at the end of such three year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

                                   APPENDIX A

         STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                                                    TAX RATE
STATE                                                                    QUALIFIED            NON-QUALIFIED
                                                                         CONTRACTS              CONTRACTS
-------------------------------------------------------------------- ------------------- ---------------------------
CALIFORNIA                                                                  .50%                   2.35%
DISTRICT OF COLUMBIA                                                       2.25%                   2.25%
KENTUCKY                                                                   2.00%                   2.00%
MAINE                                                                       .00                    2.00%
NEVADA                                                                      .00                    3.50%
PUERTO RICO                                                                1.00%                   1.00%
SOUTH DAKOTA*                                                               .00                    1.25%
WEST VIRGINIA                                                              1.00%                   1.00%
WYOMING                                                                     .00                    1.00%

* Premium tax paid upon receipt (no tax at annuitization if tax paid on premium at issue)

                              FINANCIAL STATEMENTS

                          [to be provided by amendment]

                                     PART C



                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements


                  (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement). TO BE FILED BY AMENDMENT



                  (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement). TO BE FILED BY AMENDMENT


         (b)      Exhibits


                  (1)      (a)      Resolution of the Board of Directors of
                                    First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit
                                    (b)(1)(a) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.



                           (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit
                                    (b)(1)(b) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.



                           (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.


                  (2) Agreements for custody of securities and similar investments - Not Applicable.


                  (3)      (a)      Underwriting and Distribution Agreement
                                    between The Manufacturers Life Insurance
                                    Company of New York (Depositor) and
                                    Manufacturers Securities Services, LLC.
                                    (Underwriter) - incorporated by reference to Exhibit (b)(3)(a) to Form N-4, File No.
                                    33-46217 filed February 25, 1998.



                           (b) Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit
                                    (b)(3)(c) to Form N-4, File No. 33-46217
                                    filed February 25, 1998.



                  (4)      (a)(i)   Form of Specimen Flexible Purchase Payment
                                    Individual Deferred Combination Fixed and
                                    Variable Annuity Contract, Non-Participating
                                    (v24) - previously filed as Exhibit
                                    (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on
                                    Form N-4, File No.33-79112, dated March 2,
                                    1998.



                           (a)(ii) Form of Specimen Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating
                                    (v9) - incorporated by reference to Exhibit
                                    (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

                           (b)(i)   Specimen Endorsements to Contract (v24) -
                                    (i) ERISA Tax-Sheltered Annuity, (ii)
                                    Tax-Sheltered Annuity, (iii) Qualified Plan
                                    Endorsement Section 401 Plans, (iv) Simple
                                    Individual Retirement Annuity, (v) Unisex
                                    Benefits and Payments, (vi) Individual
                                    Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.



                           (b)(ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.



                           (b)(iii) Specimen Death Benefit Endorsement (v9) -
                                    previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.



                  (5) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.



                  (6) (a)(i) Declaration of Intention and Charter of First North American Life Assurance Company incorporated by reference to Exhibit
                                    (b)(6)(a)(i) to post-effective amendment no.
                                    7 to Registrant's Registration Statement on
                                    Form N-4 File, No.33-46217, filed February
                                    25, 1998.



                           (a)(ii) Certificate of Amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - incorporated by reference to Exhibit
                                    (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.



                           (a)(iii) Certificate of Amendment of the Declaration
                                    of Intention and Charter of The
                                    Manufacturers Life Insurance Company of New
                                    York - incorporated by reference to Exhibit
                                    (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.



                           (b) By-laws of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit (b)(3)(c) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.


                  (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

                  (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


                           (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - incorporated by reference to Exhibit (b)(8)(a) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

                           (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.


                  (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994 ) - filed herein.



                  (10) Written consent of Ernst & Young LLP - TO BE FILED BY AMENDMENT.


                  (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.


                  (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.


                  (13) Schedules of computations - Incorporated by reference to Exhibit (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162 filed March 1, 1996.


                  (14)     (a)      Power of Attorney - The Manufacturers Life
                                    Insurance Company of New York Directors is incorporated by reference to exhibit 7 to pre-effective amendment no. 1 to The
                                    Manufacturers Life Insurance Company of New
                                    York Separate Account B Registration
                                    Statement on Form S-6, filed March 16, 1998.


                           (b) Power of Attorney, James O'Malley and Thomas Borshoff - filed herein.


                  (27)     Financial Data Schedule- Not Applicable

Item 25.          Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                      NAME AND              POSITION WITH THE MANUFACTURERS LIFE
             PRINCIPAL BUSINESS ADDRESS         INSURANCE COMPANY OF NEW YORK
John Richardson                                     Director and Chairman
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Bruce Avedon                                        Director
6601 Hitching Post Lane
Cincinnati, OH 45230

John D. DesPrez III                                 Director
73 Tremont Street
Boston, MA 02108


                      NAME AND              POSITION WITH THE MANUFACTURERS LIFE
             PRINCIPAL BUSINESS ADDRESS         INSURANCE COMPANY OF NEW YORK

Thomas Borshoff                                Director
3 Robin Drive
Rochester, NY  14618

Ruth Ann Fleming                               Director
205 Highland Avenue
Short Hills, NJ 07078

Theodore Kilkuskie                             Director
73 Tremont Street
Boston, MA 02108

A. Scott Logan                                 President & Director
1455 East Putnam Avenue
Old Greenwich, CT 06870

Neil M. Merkl Esq.                             Director
35-35 161st Street
Flushing, New York 11358

James O'Malley                                 Director, VP-Pension Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W 1E5

James K. Robinson                              Director
7 Summit Drive
Rochester, New York 14620-3127

Tracy Anne Kane                                Secretary & Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                                Treasurer
73 Tremont Street
Boston, MA 02108-3915

Paige Sabine                                   Chief  Administrative Officer
73 Tremont Street
Boston, MA  02108

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)

1.       Cantay Holdings Inc. - Ontario (100%)
2.       484551 Ontario Limited - Ontario (100%)
         a.       911164 Ontario Inc. - Ontario (100%)
3.       Churchill Lifestyles Corp. (100%)
4.       495603 Ontario Limited - Ontario (100%)
5.       1198183 Ontario Limited - Ontario (100%)
6.       1198184 Ontario Limited - Ontario (100%)
7.       1235434 Ontario Limited - Ontario (100%)
8.       576986 Ontario Inc. - Ontario (100%)
9.       Balmoral Developments Inc. - Ontario (100%)
10.      Manulife Bank of Canada - Canada (100%)
11.      Manulife Securities International Ltd. - Canada (100%)
12.      Family Realty First Corp. - Ontario (100%)
13.      NAL Resources Limited - Alberta (100%)
14.      Manulife International Capital Corporation Limited - Ontario (100%)
         a.       Regional Power Inc. - Ontario (100%)
                  i.     La Regionale Power (Port Cartier) Inc. - Ontario (100%)
                  ii.    La Regionale Power Angliers Inc. - Ontario (100%)
                  iii.   Addalam Power Corporation - Philippines (100%)
15.      Peel-de Maisonneuve Investments Ltd. - Canada (100%)
         a.       2932121 Canada Inc. - Canada (100%)
16.      FNA Financial Inc. - Canada (100%)
         a.       NAL Trustco Inc. - Ontario (100%)
         b.       First North American Insurance Company - Canada (100%)
         c.       Elliott & Page Limited - Ontario (100%)
         d.       Seamark Asset Management Ltd. - Canada (67.86%)
         e.       NAL Resources Management Limited - Canada (100%)
                  i.       NAL Energy Inc. - Alberta (100%)
17.      ManuCab Ltd. - Canada (100%)
         a.       Plazcab Service Limited - Newfoundland (100%)
18.      Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.      The North American Group Inc. - Ontario (100%)
20.      994744 Ontario Inc. - Ontario (100%)
21.      1268337 Ontario Inc. - Ontario (100%)
22.      3426505 Canada Inc. - Canada (100%)
23.      The Manufacturers Investment Corporation - Michigan (100%)
         a.       Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
                  i. The Manufacturers Life Insurance Company (U.S.A.) - Michigan (100%)
                           (1)      Dover Leasing Investments, LLC - Delaware
                                    (99%)
                           (2) The Manufacturers Life Insurance Company of America - Michigan (100%)
                                    (a)     Manulife Holding Corporation -
                                            Delaware (100%)
                                            (i)      Manufacturers Adviser
                                                     Corporation - Colorado
                                                     (100%)
                                            (ii)     Succession Planning
                                                     International, Inc. -
                                                     Wisconsin (100%)

                                            (iii)    ManEquity, Inc. - Colorado
                                                     (100%)
                                            (iv)     Manulife Property
                                                     Management of Washington,
                                                     D.C. Inc. - Washington,
                                                     D.C. (100%)
                                            (v)      ManuLife Service
                                                     Corporation - Colorado
                                                     (100%)
                                            (vi)     Manulife Leasing Company,
                                                     LLC - Delaware (80%)
                           (3) Capitol Bankers Life Insurance Company - Michigan (100%)
                           (4)      Ennal, Inc. - Ohio (100%)
                           (5) Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                                    (a)     Wood Logan Associates, Inc. -
                                            Connecticut (100%)
                                            (i)      Wood Logan Distributors,
                                                     Inc. - Connecticut (100%)
                                    (b)     The Manufacturers Life Insurance
                                            Company of North America - Delaware
                                            (100%)
                                            (i)      Manufacturers Securities
                                                     Services, LLC -
                                                     Massachusetts (100%)
                                            (ii)     The Manufacturers Life
                                                     Insurance Company of New
                                                     York - New York (100%)
                  ii.      Manulife Reinsurance Limited - Bermuda (100%)
                           (1)      MRL Holding, LLC - Delaware (99%)
                                    (a)     Manulife-Wood Logan Holding Co. Inc.
                                             - Delaware (22.5%)
                  iii.     MRL Holding, LLC - Delaware (1%)
24.      Manulife International Investment Management Limited - U.K. (100%)
         a.       Manulife International Fund Management Limited - U.K. (100%)
25.      WT(SW) Properties Ltd. - U.K. (100%)
26.      Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)
27.      Manulife International Holdings Limited - Bermuda (100%)
         a.       Manulife (International) Limited - Bermuda (100%)
                  i.       Zhong Hong Life Insurance Co., Ltd. - China (51%)
                  ii.      The Manufacturers (Pacific Asia) Insurance Company
                            Limited - H.K. (100%)
                  iii.     Newtime Consultants Limited - H.K. (100%)
28.      Manulife (International) Reinsurance Limited - Bermuda (100%)
         a.       Manulife (International) P & C Limited - Bermuda (100%)
         b.       Manufacturers P & C Limited - Barbados (100%)
         c.       Manufacturers Life Reinsurance Limited - Barbados (100%)
29.      Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.      Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31.      Manulife (Thailand) Ltd. - Thailand (100%)
32.      Young Poong Manulife Insurance Company - Korea (100%)
33.      Manulife Data Services Inc. - Barbados (100%)
         a.       Manulife Funds Direct (Barbados) Limited - Barbados (100%)
                  i.       Manulife Funds Direct (Hong Kong) Limited - H.K.
                           (100%)
34.      OUB Manulife Pte. Ltd. - Singapore (100%)
35.      Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.      ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.      P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
         a.       P.T. AMP Panin Life - Indonesia (100%)

Item 27.  Number of Contract Owners.


As of December 31, 1998, there were 6,217 qualified and 9,532 non-qualified contracts for Ven 9 and 0 qualified and 0 non-qualified contracts for Ven 24 of the series offered hereby outstanding.

Item 28.  Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.


a.       Name of Investment Company                Capacity In Which Acting


         Manufacturers Investment Trust            Investment Adviser

         The Manufacturers Life Insurance          Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance          Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance          Principal Underwriter
         Company of New York Separate
         Account A


         The Manufacturers Life Insurance          Principal Underwriter
         Company of New York Separate
         Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.



Name and Principal            Position with The Manufacturers Life Insurance
Business Address              Company of North America
----------------              ------------------------
John D. DesPrez III           Director and Chairman of the Board of
73 Tremont Street             Directors
Boston, MA  02108

Theodore F. Kilkuskie, Jr.    Director and President
73 Tremont Street
Boston, MA  02108

John D. Richardson            Director
200 Bloor Street East
Toronto, Ontario
Canada  M4W-1E5

John G. Vrysen                Vice President & Chief Actuary
73 Tremont Street
Boston, MA  02108

Hugh McHaffie                 Vice President, U.S. Annuities
116 Huntington Avenue
Boston, MA  02116

James D. Gallagher            Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Janet Sweeney                 Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

Robert Boyda                  Vice President, Investment Management Services
73 Tremont Street
Boston, MA   01208

David W. Libbey               Vice President, Treasurer & Chief
73 Tremont Street             Financial Officer
Boston, MA 02108

Cindy Granata                 Vice President, Information Systems
116 Huntington Avenue
Boston, MA  02116


Name and Principal               Position with The Manufacturers Life Insurance
Business Address                 Company of North America
----------------                 ------------------------
Bill Hayward                     Vice President, Administration
116 Huntington Avenue
Boston, MA  02116


c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at Corporate Center at Rye, 555 Theodore Fremd Avenue, Rye, New York 10580.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32.  Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, The Manufacturers Life Insurance Company of New York Separate Account A, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 1st day of March, 1999.


                           THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                           NEW YORK SEPARATE ACCOUNT A
                                    (Registrant)


                           By:      THE MANUFACTURERS LIFE INSURANCE
                                    COMPANY OF NEW YORK
                                             (Depositor)


                           By:      /s/ A. SCOTT LOGAN
                                    A. Scott Logan
                                    President

Attest:

/s/ TRACY ANNE KANE
Tracy Anne Kane
Secretary

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 1st day of March, 1999 in the City of Boston, and Commonwealth of Massachusetts.

                            THE MANUFACTURERS LIFE INSURANCE COMPANY
                            OF NEW YORK
                                     (Depositor)


                            By:      /s/ A. SCOTT LOGAN
                                     A. Scott Logan
                                     President

Attest:

/s/ TRACY ANNE KANE
Tracy Anne Kane
Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 1st day of March, 1999.

SIGNATURE                                           TITLE
---------                                           -----


*____________________                               Director
John Richardson                                     (Chairman)


/s/ A SCOTT LOGAN                                   Director; President
____________________
A. Scott Logan                                      (Chief Executive Officer)


/s/ JOHN D. DESPREZ III                              Director
_______________________
John D. DesPrez III


*____________________                                Director
Theodore Kilkuskie


*_____________________                               Director
James K. Robinson


*_____________________                               Director
Neil M. Merkl


*_____________________                               Director
Bruce Avedon


*_____________________                               Director
Ruth Ann Fleming


*_____________________                               Director
James O'Malley


*_____________________                               Director
Thomas Borshoff


         *By:     /s/ TRACY ANNE KANE
                  ________________________
                  Tracy Anne Kane
                  Attorney-in-Fact
                  Pursuant to Powers
                  of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description

(b)(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994 )

(b)(14)(b)                 Power of Attorney, James O'Malley and Thomas Borshoff